Rule 497 (c)
                                                             File No. 333-143964



                                                    FIRST TRUST
[LOGO OMITTED]  FIRST TRUST                         EXCHANGE-TRADED FUND II
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                                                       TICKER
FUND NAME                                              SYMBOL          EXCHANGE
First Trust Dow Jones Global Select Dividend
Index Fund                                               FGD          NYSE Arca

First Trust Dow Jones STOXX(R) European Select
Dividend Index Fund                                      FDD          NYSE Arca

First Trust FTSE EPRA/NAREIT Developed Markets
Real Estate Index Fund                                   FFR          NYSE Arca

First Trust ISE Global Engineering and
Construction Index Fund                                  FLM          NYSE Arca

First Trust ISE Global Wind Energy Index Fund            FAN          NYSE Arca



First Trust Exchange-Traded Fund II (the "Trust") is a registered management investment company that consists of First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust ISE Global Wind Energy Index Fund (each, a "Fund" and collectively, the "Funds"), each a separate exchange-traded index fund. First Trust Advisors L.P. ("First Trust") is the investment advisor to each Fund.

The shares of each Fund ("Shares") are listed on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in the applicable Index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.


--------------------
  February 1, 2010
--------------------

                                Table of Contents

Summary Information
  First Trust Dow Jones Global Select Dividend Index Fund...................  1
  First Trust Dow Jones STOXX(R) European Select Dividend Index Fund........  5
  First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund.....  9
  First Trust ISE Global Engineering and Construction Index Fund............ 14
  First Trust ISE Global Wind Energy Index Fund............................. 18
Investment Strategies....................................................... 22
Additional Risks of Investing in the Funds.................................. 22
Fund Organization........................................................... 23
Management of the Funds..................................................... 23
How to Buy and Sell Shares.................................................. 25
Dividends, Distributions and Taxes.......................................... 26
Federal Tax Matters......................................................... 26
Distribution Plan........................................................... 28
Net Asset Value............................................................. 28
Fund Service Providers...................................................... 29
Index Providers............................................................. 29
Disclaimers................................................................. 30
Index Information........................................................... 32
Premium/Discount Information................................................ 41
Total Return Information.................................................... 42
Financial Highlights........................................................ 44
Other Information........................................................... 47

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                               SUMMARY INFORMATION

             First Trust Dow Jones Global Select Dividend Index Fund
--------------------------------------------------------------------------------


Investment Objective

The First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Index").


Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

     Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None
     Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
         Management Fees                                                                          0.40%
         Distribution and Service (12b-1) Fees                                                    0.00%
         Other Expenses                                                                           1.99%
                                                                                                -------
         Total Annual Fund Operating Expenses                                                     2.39%
         Fee Waiver and Expense Reimbursement(1)                                                  1.79%
                                                                                                -------
         Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement          0.60%

     Example

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date, First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year              3 Years             5 Years           10 Years
           $61                $556              $1,151              $2,766

---------------------
     (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 31, 2011. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2011 upon 60 days' written notice.

     Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

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          First Trust Dow Jones Global Select Dividend Index Fund - FGD
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Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World IndexSM. Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. As of December 31, 2009, the Index covered 19 developed markets. The Index is compiled and maintained by Dow Jones & Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%. The Index is rebalanced and reconstituted annually in December. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.


Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

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         First Trust Dow Jones Global Select Dividend Index Fund - FGD
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CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.


Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2009. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


First Trust Dow Jones Global Select Dividend Index Fund--Total Returns

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -50.57%
                         12/31/2009               64.28%



During the two-year period ended December 31, 2009, the Fund's highest and lowest calendar quarter returns were 38.58% and -14.93%, respectively, for the quarters ended June 30, 2009 and September 30, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Average Annual Total Returns for the Periods Ended December 31, 2009
                                                       `             Since
                                                                   Inception
                                                          1 Year  (11/21/2007)
 Return Before Taxes                                      64.28%     -9.21%
 Return After Taxes on Distributions                      62.09%    -10.86%
 Return After Taxes on Distributions and Sale of Shares   41.50%     -8.74%
 Dow Jones Global Select Dividend Index(SM)               67.55%     -8.88%
 Dow Jones World Developed Markets Index(SM)              31.93%     -9.59%
 MSCI World Index                                         29.99%    -10.31%

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         First Trust Dow Jones Global Select Dividend Index Fund - FGD
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Management

      Investment Advisor
      First Trust Advisors L.P. ("First Trust")

      Portfolio Managers
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon
      C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.


Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION

       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
--------------------------------------------------------------------------------


Investment Objective

The First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "Index"). Prior to January 30, 2009, the name of this Fund was First Trust DJ STOXX(R) Select Dividend 30 Index Fund.


Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

     Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None
     Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
         Management Fees                                                                          0.40%
         Distribution and Service (12b-1) Fees                                                    0.00%
         Other Expenses                                                                           3.08%
                                                                                                -------
         Total Annual Fund Operating Expenses                                                     3.48%
         Fee Waiver and Expense Reimbursement(1)                                                  2.88%
                                                                                                -------
         Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement          0.60%

     Example

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date, First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year              3 Years             5 Years           10 Years
          $61                 $745               $1,562             $3,698

---------------
     (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 31, 2011. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2011 upon 60 days' written notice.

     Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

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    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund - FDD
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Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index consists of 30 high dividend-yielding securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The Dow Jones STOXX(R) 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.


Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EUROPE RISK. The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities

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    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund - FDD
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with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.


Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2009. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


First Trust Dow Jones STOXX(R) European Select Dividend Index Fund--Total
Returns

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -61.15%
                         12/31/2009               37.08%


During the two-year period ended December 31, 2009, the Fund's highest and lowest calendar quarter returns were 27.30% and -30.31%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund - FDD
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Average Annual Total Returns for the Periods Ended December 31, 2009
                                                                 Since Inception
                                                          1 Year   (8/27/2007)
 Return Before Taxes                                      37.08%    -23.63%
 Return After Taxes on Distributions                      35.08%    -25.01%
 Return After Taxes on Distributions and Sale of Shares   23.87%    -20.19%
 Dow Jones STOXX(R) Select Dividend 30 Index              40.36%    -22.78%
 Dow Jones STOXX(R) 600 Index                             36.65%    -10.42%
 MSCI Europe Index                                        35.83%    -10.51%

Management

      Investment Advisor
      First Trust Advisors L.P. ("First Trust")

      Portfolio Managers
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon
      C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.


Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION

      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
--------------------------------------------------------------------------------


Investment Objective

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "Index"). Effective March 23, 2009, the name of the Fund's underlying index was changed to the FTSE EPRA/NAREIT Developed Index from the FTSE EPRA/NAREIT Global Real Estate Index. In addition, the Board of Trustees changed the name of the Fund to First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund from First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.


Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

     Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None
     Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
         Management Fees                                                                          0.40%
         Distribution and Service (12b-1) Fees                                                    0.00%
         Other Expenses                                                                           1.69%
                                                                                                -------
         Total Annual Fund Operating Expenses                                                     2.09%
         Fee Waiver and Expense Reimbursement(1)                                                  1.49%
                                                                                                -------
         Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement          0.60%

     Example

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date, First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year              3 Years             5 Years           10 Years
          $61                $503              $1,035              $2,493

--------------------
     (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 31, 2011. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2011 upon 60 days' written notice.

     Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs,

--------------------------------------------------------------------------------
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - FFR
--------------------------------------------------------------------------------


     which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.


Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or REITs in North America, Europe and Asia. As of December 31, 2009, the Index was comprised of 273 real estate companies domiciled in 20 different countries. Effective March 23, 2009, the name of the Index was changed to the FTSE EPRA/NAREIT Developed Index from the FTSE EPRA/NAREIT Global Real Estate Index. Prior to February 21, 2005, the Index was named the EPRA/NAREIT Global Real Estate Index. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index. The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate.


Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs"). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

--------------------------------------------------------------------------------
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - FFR
--------------------------------------------------------------------------------


The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

ASIA RISK. The Fund invests, in part, in securities issued by companies operating in Asia. The Fund is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.


Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2009. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns based on NAV compare to those of the Index, the S&P Global REIT Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - FFR
--------------------------------------------------------------------------------


First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund--Total Returns

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -47.46%
                         12/31/2009               35.00%


During the two-year period ended December 31, 2009, the Fund's highest and lowest calendar quarter returns were 35.30% and -32.77%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Average Annual Total Returns for the Periods Ended December 31, 2009
                                                                 Since Inception
                                                          1 Year  (8/27/2007)
 Return Before Taxes                                      35.00%    -15.40%
 Return After Taxes on Distributions                      32.12%    -16.74%
 Return After Taxes on Distributions and Sale of Shares   22.61%    -13.58%
 FTSE EPRA/NAREIT Developed Index                         38.26%    -14.43%
 S&P Global REIT Index                                    33.68%    -14.85%
 MSCI World REIT Index                                    25.65%    -17.68%

Management

      Investment Advisor
      First Trust Advisors L.P. ("First Trust")

      Portfolio Managers
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon
      C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.


Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

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   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - FFR
--------------------------------------------------------------------------------


Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION

         First Trust ISE Global Engineering and Construction Index Fund
--------------------------------------------------------------------------------


Investment Objective

The First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index").


Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

     Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None
     Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
         Management Fees                                                                          0.40%
         Distribution and Service (12b-1) Fees                                                    0.00%
         Other Expenses                                                                           0.76%
                                                                                                -------
         Total Annual Fund Operating Expenses                                                     1.16%
         Fee Waiver and Expense Reimbursement(1)                                                  0.46%
                                                                                                -------
         Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement          0.70%

     Example

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date, First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 Year              3 Years             5 Years           10 Years
         $72                $351               $679               $1,607

----------------------
     (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 31, 2011 Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2011 upon 60 days' written notice.

     Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

--------------------------------------------------------------------------------
      First Trust ISE Global Engineering and Construction Index Fund - FLM
--------------------------------------------------------------------------------


Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies. As of December 31, 2009, there were 66 stocks that comprised the Index, of which, 54 were issued by non-U.S. issuers, which represented approximately 75.40% of the Index. The issuers that comprised the Index represented 17 countries and traded on 18 exchanges throughout the world. The Index specifically targets companies that are engaged in large civil and capital projects such as infrastructure, utilities, transportation, telecommunications, commercial, residential, and commerce facilities and whose roles are within the engineering, designing, planning, consulting, project managing, and/or constructing of these projects. To be included in the Index, a company must receive at least 70% of revenues from these types of services and projects based on the reportable segment/division from its most recent annual report.


Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

ENGINEERING AND CONSTRUCTION RISK. The Fund invests in the securities of engineering and construction companies. Risks associated with investing in these companies include the general state of the economy, demand for their specific products or services, changes in government spending, zoning laws, interest rates, declines in real estate values, environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

--------------------------------------------------------------------------------
      First Trust ISE Global Engineering and Construction Index Fund - FLM
--------------------------------------------------------------------------------


CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.


Annual Total Return

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past year as well as the average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2009. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the Russell 3000(R) Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


First Trust ISE Global Engineering and Construction Index Fund--Total Return

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2009               25.44%


During the year ended December 31, 2009, the Fund's highest and lowest calendar quarter returns were 28.36% and -12.75%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Average Annual Total Returns for the Periods Ended December 31, 2009
                                                                 Since Inception
                                                          1 Year   (10/13/2008)
 Return Before Taxes                                      25.44%     23.45%
 Return After Taxes on Distributions                      24.94%     23.04%
 Return After Taxes on Distributions and Sale of Shares   16.51%     19.74%
 ISE Global Engineering and Construction(TM) Index        28.80%     29.28%
 Russell 3000(R) Index                                    28.34%     12.82%
 MSCI World Industrials Index                             26.71%     15.34%

--------------------------------------------------------------------------------
      First Trust ISE Global Engineering and Construction Index Fund - FLM
--------------------------------------------------------------------------------


Management

      Investment Advisor
      First Trust Advisors L.P. ("First Trust")

      Portfolio Managers
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon
      C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.


Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION

                  First Trust ISE Global Wind Energy Index Fund
--------------------------------------------------------------------------------


Investment Objective

The First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "Index").


Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

     Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None
     Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
         Management Fees                                                                          0.40%
         Distribution and Service (12b-1) Fees                                                    0.00%
         Other Expenses                                                                           0.55%
                                                                                                -------
         Total Annual Fund Operating Expenses                                                     0.95%
         Fee Waiver and Expense Reimbursement(1)                                                  0.35%
                                                                                                -------
         Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement          0.60%

     Example

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date, First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year              3 Years             5 Years           10 Years
          $61                $300               $581               $1,382

----------------------
     (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 31, 2011. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2011 upon 60 days' written notice.

     Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

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               First Trust ISE Global Wind Energy Index Fund - FAN
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Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies. As of December 31, 2009, the issuers that comprised the Index represented 20 countries and traded on 17 exchanges throughout the world.


Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

WIND ENERGY RISK. The Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

UTILITIES SECTOR RISK. The Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

--------------------------------------------------------------------------------
               First Trust ISE Global Wind Energy Index Fund - FAN
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LIQUIDITY RISK. Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.


Annual Total Return

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past year as well as the average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2009. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


First Trust ISE Global Wind Energy Index Fund--Total Return

                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2009               26.01%


During the year ended December 31, 2009, the Fund's highest and lowest calendar quarter returns were 41.69% and -14.46%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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               First Trust ISE Global Wind Energy Index Fund - FAN
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Average Annual Total Returns for the Periods Ended December 31, 2009
                                                                 Since Inception
                                                          1 Year   (6/16/2008)
 Return Before Taxes                                      26.01%     -34.90%
 Return After Taxes on Distributions                      25.08%     -35.25%
 Return After Taxes on Distributions and Sale of Shares   16.90%     -29.29%
 ISE Global Wind Energy(TM) Index                         29.36%     -34.34%
 Russell 3000(R) Index                                    28.34%      -9.96%
 MSCI World Index                                         29.99%     -11.81%


Management

      Investment Advisor
      First Trust Advisors L.P. ("First Trust")

      Portfolio Managers
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon
      C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.


Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).


Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                              Investment Strategies

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and collectively, as the "Indices;" the provider of each Fund's Index is referred to herein as an "Index Provider" and together, as the "Index Providers"). Each Fund will normally invest at least 90% of its net assets in common stocks that comprise each Fund's respective Index or in Depositary Receipts representing securities in such Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the board of trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy and require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, or Depositary Receipts representing securities in its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.


Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.


                   Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

NON-U.S. SECURITIES RISK. In addition to the risks described above in "Principal Risks - Non-U.S. Securities Risk," an investment in securities of non-U.S. companies involves risk not associated with domestic issuers. Non-U.S. countries may impose higher withholding taxes on dividends and interest than the United States. Non-U.S. countries may also impose limitations on the use of or transfer of portfolio assets. Enforcing legal rights may be more difficult, expensive and time consuming in non-U.S. countries, and investors may face unique problems enforcing claims against non-U.S. governments.

CURRENCY RISK. In addition to the risks described above in "Principal Risks - Currency Risk," an investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's non-U.S. holdings whose value is tied to the affected non-U.S. currency.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust and the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

SMALLER COMPANY RISK. Each Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


Trading Issues

Although Shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NYSE Arca.


Fluctuation of Net Asset Value

The NAV of Shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.


Inflation

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


                                Fund Organization

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.


                             Management of the Funds

First Trust Advisors L.P. ("First Trust"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to 20 mutual fund portfolios, three exchange-traded funds consisting of 40 series and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was a Vice President at BondWave LLC from May 2004 through August 2005. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust may receive from each Fund. The table also shows the amounts paid by the Funds to First Trust for the fiscal year ended September 30, 2009 (net of expense reimbursements) as a percentage of average daily net assets. A discussion regarding the Board's approval of the Investment Management Agreement for First Trust ISE Global Wind Energy Index Fund is available in the Funds' Annual Report to Shareholders for the period ended September 30, 2008, for First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund in the Funds' Semi-Annual Report to Shareholders for the period ended March 31, 2009 and will be available for First Trust ISE Global Engineering and Construction Index Fund in the Funds' Semi-Annual Report to Shareholders for the period ended March 31, 2010.

                                                                                                    Management Fee
                                                  Annual            Annual                        Paid for the Period
                                              Management Fee       Expense Cap     Expense Cap     Ended 9/30/09
                                               (% of average     (% of average    Termination       (% of average
Fund                                         daily net assets) daily net assets)       Date         daily net assets)
First Trust Dow Jones Global Select
        Dividend Index Fund                     0.40%              0.60%          January 31, 2011     0.00%
First Trust Dow Jones STOXX(R) European
        Select Dividend Index Fund              0.40%              0.60%          January 31, 2011     0.00%
First Trust FTSE EPRA/NAREIT Developed
        Markets Real Estate Index Fund          0.40%              0.60%          January 31, 2011     0.00%
First Trust ISE Global Engineering and
        Construction Index Fund                 0.40%              0.70%          January 31, 2011     0.00%
First Trust ISE Global Wind Energy
        Index Fund                              0.40%              0.60%          January 31, 2011     0.05%


Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to the Fund's Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) (the "Expense Cap") from exceeding the Expense Cap listed above, at least until the Expense Cap Termination Date listed above. Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap.


                           How to Buy and Sell Shares

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying Shares on NYSE Arca. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.


Book Entry

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.


Share Trading Prices

The trading prices of Shares of a Fund on NYSE Arca may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the Shares of a Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout such Fund's trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the NAV per Share of a Fund because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of a Fund's Shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern
Time) that may differ from those used to calculate the NAV per Share of such Fund and consequently may result in differences between the NAV and the IOPV. A Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of Shares of such Fund and such Fund does not make any warranty as to its accuracy.


Frequent Purchases and Redemptions of the Funds' Shares

The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the NYSE Arca at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements ("APs") and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.


                       Dividends, Distributions and Taxes

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by First Trust Dow Jones Global Select Dividend Index Fund and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund and semi-annually by First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust ISE Global Wind Energy Index Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


                               Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.


Fund Status

Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.


Distributions

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.


Dividends Received Deduction

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gain rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.


Sale of Shares

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.


Taxes on Purchase and Redemption of Creation Units

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.


Deductibility of Fund Expenses

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.


Non-U.S. Tax Credit

Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.


Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2010, distributions from a Fund that are properly designated by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gains dividend attributable to certain net short-term capital gains income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that a Fund makes certain elections and certain other conditions are met.


Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.


                                Distribution Plan

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2011. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                 Net Asset Value

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell the Shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase or sell the Shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.


                             Fund Service Providers

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust, on behalf of the Funds, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain administrative services to the Trust in connection with the Board's meetings and other related matters.

                                 Index Providers

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

The Index that the Fund seeks to track is developed by Dow Jones, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and among the Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

The Index that the Fund seeks to track is developed by STOXX, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and among the Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.

STOXX is a joint venture of Deutsche Boerse AG, Dow Jones and the SWX Group for the development, maintenance, distribution and marketing of the Dow Jones STOXX(R) indices. STOXX issues licenses for the commercial use of the Dow Jones STOXX(R) indices. The goals of the design, development and delivery of the Dow Jones STOXX(R) indices is to ensure that they are investable, tradable and transparent. Dow Jones STOXX(R) indices are licensed to companies around the world as the basis for investment products.

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

The Index that the Fund seeks to track is developed by FTSE, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and between the Fund and First Trust, which in turn has a licensing agreement with the Index Provider.

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND and FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

The Indices that the Funds seek to track are developed by ISE, the Index Provider. The Index Provider is not affiliated with the Funds or First Trust. The Funds are entitled to use the Indices pursuant to sublicensing arrangements by and among each Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.


                                   Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the Index, which is determined, composed and calculated by Dow Jones without regard to First Trust or the Fund. Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.


FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

The Fund is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. STOXX's only relationship to First Trust and the Fund is the licensing of certain trademarks and trade names of STOXX, Dow Jones and the Index which is determined, composed and calculated by STOXX without regard to First Trust or the Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the Fund or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY

BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE FUND.


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

The Shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.


FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE's only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.


                                Index Information

First Trust Dow Jones Global Select Dividend Index Fund

Index Construction
The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World IndexSM. Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. As of December 31, 2009, the Index covered 19 developed markets. The Index is compiled and maintained by Dow Jones & Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%.

The Index was developed with a base value of 100 as of December 31, 1998. The inception date of the Index was October 17, 2007. The Index is rebalanced and reconstituted annually in December. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.

Additional Index Information

Index Methodology
Universe
The Index universe is defined as all component companies of the 25 developed-market country indices in the Dow Jones Global Indices family. These indexes cover approximately 95% of each underlying country's market capitalization.

Eligibility Screens
To be further considered for the Index, companies in the Index universe must pass screens for dividend quality and liquidity. To be included on the quarterly selection list, a company must:

        o Pay a current dividend.

        o Have a current-year dividend-per-share ratio that is greater than or equal to its five-year average annual dividend-per-share ratio.

        o Have a five-year average payout ratio of less than or equal to 60% for U.S. and European companies; or less than or equal to 80% for all other countries.

        o Have a minimum three-month daily average trading volume of $3 million.

Selection Process
     1. Stocks meeting all eligibility requirements are ranked by dividend yield.

     2. The top 100 highest-yielding stocks are selected to the Index, subject to buffers designed to limit turnover by favoring current Index components:

        o Stocks in the Index universe are ranked in descending order by indicated annual dividend yield.

        o All current component stocks that are among the top 150 stocks are included in the Index.

        o Noncomponent stocks are added to the Index based on their rankings until the component count reaches 100.

Review Frequency
        o The scheduled Index composition review occurs quarterly, each March, June, September and December. A company added to the Index during the March, June and September reviews will be included in the Index at the weight of the departing company.

        o Any company that discontinues its dividend is immediately removed from the Index and replaced by the highest ranking non-component on the most recent quarterly selection list. Advance notice of at least two business days is provided whenever possible.

        o Composition and weighting adjustments required as the result of extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components are implemented as soon as the events are effective, with advance notice of at least two business days whenever possible.

Weighting
     1. A company's weight in the Index is based on its indicated annual dividend yield.

     2. Each component's weight is capped at 10%.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted. The Index Provider publishes the changes to the Index on the effective date of the change. All replacement companies are selected based on the selection criteria set forth herein.

First Trust Dow Jones STOXX(R) European Select Dividend Index Fund

Index Construction
The Index consists of 30 high dividend-yielding securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company, i.e., multiple classes of securities). The Dow Jones STOXX(R) 600 Index covers 18 European countries:
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom ("European Region"). The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

The Index was developed with a base value of 1000.00 as of December 31, 1998. The inception date of the Index was April 13, 2005. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.


Additional Index Information

Index Methodology
Universe
The Dow Jones STOXX(R) 600 Index is a fixed component number index designed to provide a broad yet liquid representation of large, mid and small capitalization companies in the European Region. The Dow Jones STOXX(R) 600 Index covers the largest 600 stocks in the Dow Jones STOXX(R) Total Market Index. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are considered for inclusion in the Index. In addition, a company must have:

 o A non-negative five-year dividend-per-share growth rate (at least two years for initial public offerings); and

 o A dividend to earnings per share ratio of 60% or less.

The components will also be screened for a minimum level of liquidity.

Selection Process
     1. Companies in the Dow Jones STOXX(R) 600 Index universe, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are sorted by country and ranked in descending order according to their indicated annual net dividend yield. In the case of multiple stocks for a single company, the highest-yielding stock is chosen.

     2. All current components of the Index are added to the selection list automatically as long as they are still components of the Dow Jones STOXX(R) 600 Index.

     3. For each company an "outperformance factor" is calculated: company net dividend yield divided by the net dividend yield of the respective Dow Jones Country Total Market Index minus 1. For companies that have secondary lines (where there are multiple lines of equity capital in a company) in the Select Dividend 30 Index universe only the higher-yielding line will remain in the universe. Each company is uniquely assigned to a specific Dow Jones Total Market Index. The country classification is based on the country of incorporation, the primary listing and the country with the largest trading volume.

     4. All companies are then sorted by their "outperformance factor."

        o All current components in the Index that are ranked 60 or higher in the selection list remain in the Index.

        o Starting from the highest-ranked non-component in the selection list, companies are added to the Index until the final component count of 30 is reached.

        o If a company is deleted from the Dow Jones STOXX(R) 600 Index between the Index annual review dates but is still a component of the Dow Jones STOXX(R) Total Market Index, then this company will remain in the Index until the next annual review, provided that it still meets the requirements for the Index.

     5. The Index is reviewed on an annual basis in March.

Weighting
The weighting factor for each component is calculated two days prior to the review's implementation date in March.

        o A company's weight in the Index is based on its net dividend yield.

        o The weighting factors are kept constant until the next review.

        o In the event of a corporate action affecting a component, company weighting factors are adjusted to keep the component weights in the Index constant.

        o Each component's weight is capped at 15%. Weighting cap factors are adjusted on an annual basis.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted. The Index Provider publishes the changes to the Index on the effective date of the change. All replacement companies are selected based on the selection criteria set forth herein.


First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

Index Construction
The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or REITs in North America, Europe and Asia. As of December 31, 2009, the Index was comprised of 273 real estate companies domiciled in 20 different countries. The universe of stocks eligible for inclusion in the Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series. The stocks included in the Index are selected by applying a series of screens, as set forth below, to this universe. The Index was developed with a base value of 1000.00 as of December 31, 1999. The inception date of the Index was December 31, 1999. Effective March 23, 2009, the name of the Index was changed to the FTSE EPRA/NAREIT Developed Index from the FTSE EPRA/NAREIT Global Real Estate Index. Prior to February 21, 2005, the Index was named the EPRA/NAREIT Global Real Estate Index. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index.

The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate. As of December 31, 2009, the companies represented in the Index were invested in properties which were involved in the following categories of real estate activities:

                   Diversified                          39.10%
                   Retail                               21.19%
                   Office                               13.34%
                   Residential                           9.47%
                   Health Care                           5.59%
                   Industrial                            4.06%
                   Lodging/Resorts                       2.45%
                   Self Storage                          2.16%
                   Specialty                             1.51%
                   Industrial/Office Mixed Use           1.13%

The real estate markets eligible for inclusion in the Index include:

     North America: Canada and United States;
     Europe: Austria,  Belgium, Czech Republic,  Denmark, Finland, France,
        Germany, Greece, Hungary, Ireland, Italy, Luxembourg,
     Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and
        United Kingdom (including Channel Islands); and
     Asia: Australia, Hong Kong, Japan, New Zealand, South Korea and Singapore.

Stocks are normally classified by the country where the company is incorporated and listed at the time of the company's listing. If a company is incorporated in a developed country, and solely listed in another developed country, FTSE will normally allocate the company to the country of listing. The Index includes only real estate securities that are traded in one of the countries listed above. As of December 31, 2009, the companies in the Index were classified in the following geographic regions: 41% in North America, 18% in Europe and 41% in Asia.


Additional Index Information

Index Methodology
The Index is designed to measure the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The following are not considered relevant real estate activities: (a) the construction and development of residential homes for sale; (b) the financing of real estate; (c) the provision of construction management, general contracting and project management services; and (d) the provision of property management, facilities management, brokerage and investment management services. Holding companies are excluded from the Index. Holding companies are defined as companies that have more than 50% of their net assets invested in the securities of other listed companies. Companies for which the ownership of real property is incidental to the primary revenue generating activities are also excluded from the Index, including those companies in the gaming, theme park and other entertainment businesses.

A company is only included in the Index if it provides an audited annual report in English. This is defined as a current set of accounts in English consisting of a profit and loss statement, a balance sheet, directors' review and full notes to the accounts. If a company newly introduces accounts in English, it becomes eligible for the Index at the next quarterly review, providing it meets all other Index inclusion criteria. If a company discontinues the production of accounts in English, it becomes ineligible for the Index at the next quarterly review. Companies must also meet the following individual geographic criteria as specific to the FTSE EPRA/NAREIT North America Series, FTSE EPRA/NAREIT Europe Series and FTSE EPRA/NAREIT Asia Series:

       FTSE EPRA/NAREIT North America Series

        o Companies that are not structured as a business trust or corporation are excluded from the FTSE EPRA/NAREIT North America Series of the Index. Canadian open-ended real estate securities are eligible for the FTSE EPRA/NAREIT North America Series.
        o Companies with an Industry Classification Benchmark (ICB) code in Real Estate.
        o Real estate companies must have derived, in the previous full financial year, at least 75% of their total earnings before interest, taxes, depreciation and amortization ("EBITDA") from rental income in North America to be eligible.
        o Companies in lodging or health care sectors are included if, in the previous full financial year, at least 75% of EBITDA was received from owned properties or in the form of rents paid by, or of shares of profits made by, unrelated operators.
        o Eligible REITs must have at least 75% of their gross book assets invested directly or indirectly in the equity interests of income producing real estate.
        o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under North America.

       FTSE EPRA/NAREIT Europe Series

        o The company must have derived, in the previous full financial year, at least 75% of its EBITDA from relevant real estate activities in Europe.
        o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Europe Series of the Index.
        o Companies engaged in the development of homes for sale are included if (a) or (b) below are satisfied.
                  (a) In the previous full financial year, at least 50% of
                      EBITDA was earned from relevant real estate activities.

                  (b) At least 50% of the company's gross assets, according to an independent valuation, was accounted for by real estate other than land held for the development of homes for sale.

        o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.
        o Companies that engage in the credit-bail leasing of real estate are only included if, on the explicit evidence of their latest annual report, at least 75% of their earnings before tax is derived from relevant real estate activities.
        o Companies engaged in the ownership of nursing homes are included if, in the previous full financial year, at least 75% of their EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.
        o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Europe.

       FTSE EPRA/NAREIT Asia Series

        o The company must have derived, in the previous full financial year, at least 60% of its EBITDA from relevant real estate activities. Relevant real estate activities are as defined in the first two paragraphs under this section, except that the construction of residential homes for sale will be considered relevant real estate activities in this region.
        o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Asia Series.
        o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.
        o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Asia.

All companies that satisfy the above described criteria are eligible for inclusion in the Index subject to the three screens detailed below.


Screen One - Size Rule
The size rule of the Index is a relative measure that is expressed as a percentage of the regional index market capitalization (after the application of investability weightings). Companies that currently are not members of the Index Series are required to meet a basis points threshold for inclusion that is higher than the basis points threshold set for exclusion of existing constituents. The size thresholds are expressed in basis points and are highlighted below.

         Additions into the Index Series
         At the quarterly review, non-constituents that have an investable market capitalization (after the application of investability weightings) equal to or greater than the following basis points of their respective regional index will be eligible for index inclusion:

              Asian Stocks                  0.30%
              European Stocks               0.10%
              North American Stocks         0.10%

         If a security being considered for addition to the Index at the quarterly reviews in March, June, September and December failed the liquidity test (as described below) at the previous annual review it shall be ineligible for addition until the next annual review.

         Deletions from the Index Series
         At the quarterly review, an existing constituent of the Index is deleted from the Index if it has an investable market capitalization (after the application of investability weightings) of less than the following basis points in their respective region:

              Asian Stocks                  0.15%
              European Stocks               0.05%
              North American Stocks         0.05%

Screen Two - Liquidity
The Index Provider will screen for liquidity on an annual basis in March. Each security will be tested for liquidity by calculation of its median daily trading per month. The median trade is calculated by ranking each daily trade total and selecting the middle ranking day. Daily totals with zero trades are included in the ranking. Therefore, a security that fails to trade for more than half of the days in a month will have a zero median trade.

       o Non-constituent securities which do not turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in ten of the twelve months prior to a full market review, will not be eligible for inclusion in the Index.
       o An existing constituent failing to trade at least 0.04% of its shares in issue (after the application of any investability weightings) based on its median daily trade per month for more than four of the twelve months prior to a full market review will be removed.
       o New issues which do not have a twelve month trading record must have a minimum three month trading record when reviewed. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. This rule will not apply to new issues added under the Fast Entry Rule described below.
       o New issues which do not qualify as entrants as defined below will become eligible for inclusion at the next quarterly review providing they trade a minimum of 20 days. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. New issues will have their liquidity assessed on a pro-rata basis.


Screen Three - Free Float
The Index is adjusted for free float, crossholdings and foreign ownership limits. Free float adjustments are made in conjunction with the quarterly review. However, a constituent's free float will also be reviewed and adjusted if necessary (i) by identifying information which necessitates a change in free float weighting; or (ii) following a corporate event.


Additions Outside of a Review
         Fast Entry Level
         A new issue that has an investable market capitalization (after the application of any investability weightings) equal to or greater than the following basis points for its respective region will be included in the Index after the close of business on the first day of trading. The basis points cut-off will be taken five days prior to the potential entry.

              Asian Stocks                  0.40%
              European Stocks               0.20%
              North American Stocks         0.15%

A stock will be added to the list of constituents of an existing country outside a review when:

              (a) In the case of a new security, its investable market
                  capitalization (after the application of any investability weightings) is greater than the Fast Entry Level for the relevant region. The addition of a new security to the Index will be implemented after the close of business on the first day of trading.

              (b) In the case of a security which does not qualify as an immediate fast entrant to the Index, it will be re-considered for inclusion at the next quarterly review.

         Deletions
         In general, a stock will be deleted from the list of constituents when the constituent is delisted from its stock exchange, enters bankruptcy, becomes insolvent or is liquidated.

         The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

         In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

Real Estate Investment Trusts
Real estate investment trusts, or "REITs," are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are typically a highly liquid method of investing in real estate.

REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.


First Trust ISE Global Engineering and Construction Index Fund

Index Construction
The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies. As of December 31, 2009, there were 66 stocks that comprised the Index, of which, 54 were issued by non-U.S. issuers, which represented approximately 75.40% of the Index. The issuers that comprised the Index represented 17 countries and traded on 18 exchanges throughout the world.

The Index specifically targets companies that are engaged in large civil and capital projects such as infrastructure, utilities, transportation, telecommunications, commercial, residential, and commerce facilities and whose roles are within the engineering, designing, planning, consulting, project managing, and/or constructing of these projects. To be included in the Index, a company must receive at least 70% of revenues from these types of services and projects based on the reportable segment/division from its most recent annual report.

The Index uses a linear-based capitalization-weighted methodology for the group of companies. The resulting linear weight distribution prevents a few large component stocks from dominating the Index while allowing smaller companies to adequately influence Index performance. Index components are reviewed semi-annually for eligibility, and the weights are re-set according to that distribution.

The inception date of the Index was September 19, 2008. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.


Additional Index Information
The Index is calculated and maintained by S&P based on a methodology developed by the Index Provider in consultation with S&P. Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price basis. The price component of the Index is calculated in real-time and disseminated via the Options Price Reporting Authority (OPRA) and market data vendors every day the U.S. equity markets are open at least once every 15 seconds on each day on which at least 50% of the market capitalization of the Index is available for trading. Further information regarding the calculation of the Index is available on ISE's website at www.iseoptions.com.

All of the following requirements must be met in order for a company to be eligible for inclusion in the Index:

     1. The component security must be actively engaged in some aspect of the engineering and construction industry, such as the engineering, designing, planning, consulting, project managing and/or construction of infrastructure, utilities, transportation, telecommunications, commercial, residential and commerce facilities projects. These projects are usually capital- and resource-intensive in nature, spanning many months to several years.

     2. Revenues from these services and projects must account for at least 70% of the companies' revenues.

     3. The component security must not be listed on an exchange in a country that employs restrictions on foreign capital investment such that those restrictions render the component effectively non-investable, as determined by the ISE.

     4. The component security must be an operating company and not a closed-end fund, exchange-traded fund, holding company, real estate investment trust, investment vehicle or royalty trust.

The following market capitalization and weighting concentration requirements must also be satisfied:

     1. Each component security has a market capitalization of at least $500 million.

     2. No single component stock represents more than 24% of the weight of the Index, and the cumulative weight of all components with an individual weight of 5% or greater do not in the aggregate account for more than 50% of the weight of the Index. This particular requirement will be satisfied at least on the third Friday of June and December to coincide with the Index's semi-annual rebalance periods.

ISE will, in most cases, use the quantitative ranking and screening system described above, however, subjective screening based on fundamental analysis or other factors may be used, if, in the opinion of the ISE, certain components should be included or excluded from the Index.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.


First Trust ISE Global Wind Energy Index Fund

Index Construction
The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies. The inception date of the Index was June 6, 2008, on which date, there were 52 stocks that comprised the Index, of which, 35 were issued by non-U.S. issuers, which represented approximately 84% of the Index. As of December 31, 2009, there were 56 stocks that comprised the Index, of which 38 were issued by non-U.S. issuers, which represented approximately 68% of the Index. As of December 31, 2009, the issuers that comprised the Index represented 20 countries and traded on 17 exchanges throughout the world.

This Index is constructed in the following manner:

     1. Companies in the Index universe that are identified as providing goods and services exclusively to the wind energy industry are given an aggregate weight of 66.67% of the Index. Those companies determined to be significant participants in the wind energy industry despite not being exclusive to such industry are given an aggregate weight of 33.33% of the Index. This weighting is done to ensure that companies that are exclusive to the wind energy industry, which generally have smaller market capitalizations relative to their multi-industry counterparts, are adequately represented in the Index.

     2. The Index uses a modified market capitalization weighted methodology for each group of companies. The methodology organizes the companies into quintiles based upon their market capitalization. The quintiles containing larger market capitalization companies receive a higher weight than those quintiles containing small market capitalization companies. The resulting weight distribution prevents a few large companies from dominating the Index while allowing smaller companies to adequately influence Index performance. The companies are equally-weighted within each quintile. The Index is reconstituted and rebalanced semi-annually.


Additional Index Information
The Index is calculated and maintained by S&P based on a methodology developed by the Index Provider in consultation with S&P. Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated via the Options Price Reporting Authority (OPRA) and market data vendors every day the U.S. equity markets are open at least once every 15 seconds on each day on which at least 50% of the market capitalization of the Index is available for trading. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are available on ISE's website at www.iseoptions.com.

All of the following requirements must be met in order for a company to be eligible for inclusion in the Index:

     1. The component security must be actively engaged in some aspect of the wind energy industry such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry.

     2. The component security must not be listed on an exchange in a country that employs restrictions on foreign capital investment such that those restrictions render the component effectively non-investable, as determined by the ISE.

     3. The component security must be an operating company and not a closed-end fund, exchange-traded fund (ETF), holding company, real estate investment trust, investment vehicle or royalty trust.

The following market capitalization and weighting concentration requirements must also be satisfied:

     1. Each component security has a market capitalization of at least $100 million.

     2. No single component stock represents more than 24% of the weight of the Index, and the cumulative weight of all components with an individual weight of 5% or greater do not in the aggregate account for more than 50% of the weight of the Index. This particular requirement will be satisfied at least on the third Friday of June and December to coincide with the Index's semi-annual rebalance periods.

ISE will, in most cases, use the quantitative ranking and screening system described above, however, subjective screening based on fundamental analysis or other factors may be used, if, in the opinion of the ISE, certain components should be included or excluded from the Index.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.


                          Premium/Discount Information

The tables that follow present information about the differences between each Fund's daily market price on the NYSE Arca and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' Shares have traded is available on the Funds' website at www.ftportfolios.com.

             First Trust Dow Jones Global Select Dividend Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 48                       51                      57                      43

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 17                       12                      14                      10



       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 36                       29                      37                      65

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 30                       31                      18                       6



      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 65                       55                      32                      23

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 22                       26                      13                      16



         First Trust ISE Global Engineering and Construction Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                104                       50                      23                       7

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 52                       12                       4                       0



                  First Trust ISE Global Wind Energy Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 71                       43                      21                       4

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 12/31/09                 66                       35                      11                       1

                            Total Return Information

The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark indices. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated."Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

             First Trust Dow Jones Global Select Dividend Index Fund

                                                                          Average Annual Total Returns Cumulative Total Returns
                                                             1 Year           Inception (11/21/07)        Inception (11/21/07)
                                                          Ended 9/30/09            to 9/30/09                  to 9/30/09
Fund Performance
NAV                                                          11.80%                  -12.16%                     -21.43%
Market Price                                                 13.64%                  -12.13%                     -21.38%
INDEX PERFORMANCE
Dow Jones Global Select Dividend Index(SM)                   13.69%                  -12.06%                     -21.27%
Dow Jones World Developed Markets Index(SM)                  -0.65%                  -12.71%                     -22.34%
MSCI World Index                                             -2.29%                  -13.50%                     -23.64%



       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
                                                                          Average Annual Total Returns Cumulative Total Returns
                                                             1 Year            Inception (8/27/07)         Inception (8/27/07)
                                                          Ended 9/30/09            to 9/30/09                  to 9/30/09
Fund Performance
NAV                                                          -6.83%                  -26.92%                     -48.18%
Market Price                                                 -7.45%                  -26.89%                     -48.09%
INDEX PERFORMANCE
Dow Jones STOXX(R) Select Dividend 30 Index                  -4.78%                  -26.30%                     -47.25%
Dow Jones STOXX(R) 600 Index                                  2.06%                  -12.91%                     -25.16%
MSCI Europe Index                                             1.57%                  -13.03%                     -25.38%


                                       43




      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
                                                                          Average Annual Total Returns Cumulative Total Returns
                                                             1 Year            Inception (8/27/07)         Inception (8/27/07)
                                                          Ended 9/30/09            to 9/30/09                  to 9/30/09
Fund Performance
NAV                                                         -12.66%                  -18.58%                     -35.00%
Market Price                                                -10.82%                  -18.26%                     -34.43%
INDEX PERFORMANCE
FTSE EPRA/NAREIT Developed Index                            -10.45%                  -17.72%                     -33.55%
S&P Global REIT Index                                       -18.15%                  -18.33%                     -34.59%
MSCI World REIT Index                                       -22.98%                  -21.10%                     -39.14%



         First Trust ISE Global Engineering and Construction Index Fund

                                                                                                       Cumulative Total Returns
                                                                                                          Inception (10/13/08)
                                                                                                               to 9/30/09
Fund Performance
NAV                                                                                                               33.84%
Market Price                                                                                                      33.97%
INDEX PERFORMANCE
ISE Global Engineering and Construction(TM) Index                                                                 41.03%
Russell 3000(R) Index                                                                                              9.35%
MSCI World Industrials Index                                                                                      15.14%



                  First Trust ISE Global Wind Energy Index Fund

                                                                          Average Annual Total Returns Cumulative Total Returns
                                                             1 Year            Inception (6/16/08)         Inception (6/16/08)
                                                          Ended 9/30/09            to 9/30/09                  to 9/30/09
Fund Performance
NAV                                                         -14.26%                  -37.42%                     -45.39%
Market Price                                                -14.62%                  -37.57%                     -45.56%
INDEX PERFORMANCE
ISE Global Wind Energy(TM) Index                            -12.71%                  -36.97%                     -44.88%
Russell 3000(R) Index                                        -6.42%                  -15.62%                     -19.68%
MSCI World Index                                             -2.29%                  -16.57%                     -20.85%



                              Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated September 30, 2009 and are incorporated by reference in the Funds' SAI, which is available upon request.

Financial Highlights
For a Share outstanding throughout each period

First Trust Dow Jones Global Select Dividend Index Fund

                                                                             For the Period
                                                             For the      November 21, 2007 (a)
                                                           Year Ended            through
                                                       September 30, 2009  September 30, 2008
                                                       ------------------- -------------------
Net asset value, beginning of period                       $   19.95           $   30.00
                                                           ----------          ----------
Income from investment operations:
Net investment income (loss)                                    0.70 (b)            1.38
Net realized and unrealized gain (loss)                         1.37              (10.10)
                                                           ----------          ----------
Total from investment operations                                2.07               (8.72)

Distributions paid to shareholders from:
Net investment income                                          (0.69)              (1.33)
                                                           ----------          ----------

Net asset value, end of period                             $   21.33           $   19.95
                                                           ==========          ==========

TOTAL RETURN (c)                                               11.80%             (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 28,790           $   3,990
Ratios to average net assets:
Ratio of total expenses to average net assets                   2.39%               4.79% (d)
Ratio of net expenses to average net assets                     0.60%               0.60% (d)
Ratio of net investment income (loss) to average net assets     4.61%               6.33% (d)
Portfolio turnover rate (e)                                       65%                 42%



First Trust Dow Jones STOXX(R) European Select Dividend Index Fund

                                                                                                 For the Period
                                                             For the             For the       August 27, 2007 (a)
                                                           Year Ended          Year Ended            through
                                                       September 30, 2009  September 30, 2008  September 30, 2007
                                                       ------------------- ------------------- -------------------

Net asset value, beginning of period                       $   15.62           $   30.97           $  30.00
                                                           ----------          ----------          ----------
Income from investment operations:
Net investment income (loss)                                    0.61                1.26               0.03 (b)
Net realized and unrealized gain (loss)                        (1.83)             (15.32)              0.94
                                                           ----------          ----------          ----------
Total from investment operations                               (1.22)             (14.06)              0.97

Distributions paid to shareholders from:
Net investment income                                          (0.59)              (1.29)                --
                                                           ----------          ----------          ----------

Net asset value, end of period                             $   13.81           $   15.62           $  30.97
                                                           ==========          ==========          ==========

TOTAL RETURN (c)                                               (6.83)%           (46.12)%              3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   8,330           $  12,545           $  3,200
Ratios to average net assets:
Ratio of total expenses to average net assets                   3.48%               1.95%             19.64% (d)
Ratio of net expenses to average net assets                     0.60%               0.60%              0.60% (d)
Ratio of net investment income (loss) to average net assets     5.30%               6.43%              1.18% (d)
Portfolio turnover rate (e)                                       82%                 80%                 0%

(a) Inception date.
(b) Per share amount has been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Financial Highlights
For a Share outstanding throughout each period

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

                                                                                                 For the Period
                                                             For the             For the       August 27, 2007 (a)
                                                           Year Ended          Year Ended            through
                                                       September 30, 2009  September 30, 2008  September 30, 2007
                                                       ------------------- ------------------- -------------------
Net asset value, beginning of period                       $   36.24           $   53.43           $  50.00
                                                           ----------          ----------          ----------
Income from investment operations:
Net investment income (loss)                                    0.90                1.25               0.14 (b)
Net realized and unrealized gain (loss)                        (5.74)             (17.25)              3.29
                                                           ----------          ----------          ----------
Total from investment operations                               (4.84)             (16.00)              3.43
                                                           ----------          ----------          ----------

Distributions paid to shareholders from:
Net investment income                                          (0.91)              (1.19)                 --
Net realized gain                                              (0.01)                 --                   --
                                                           ----------          ----------          ----------
Total distributions                                            (0.92)              (1.19)                 --
                                                           ----------          ----------          ----------

Net asset value, end of period                             $   30.48           $   36.24           $  53.43
                                                           ==========          ==========          ==========

TOTAL RETURN (c)                                              (12.66)%            (30.35)%              6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $  15,238           $   7,249           $  5,343
Ratios to average net assets:
Ratio of total expenses to average net assets                   2.09%               2.68%             11.51% (d)
Ratio of net expenses to average net assets                     0.60%               0.60%              0.60% (d)
Ratio of net investment income (loss) to average net assets     4.08%               3.07%              3.22% (d)
Portfolio turnover rate (e)                                       19%                  7%                 1%


First Trust ISE Global Engineering and Construction Index Fund
                                                                             For the Period
                                                                          October 13, 2008 (a)
                                                                                 through
                                                                           September 30, 2009
                                                                           -------------------

Net asset value, beginning of period                                           $   30.00
                                                                               ----------
Income from investment operations:
Net investment income (loss)                                                        0.42
Net realized and unrealized gain (loss)                                             9.68
                                                                               ----------
Total from investment operations                                                   10.10

Distributions paid to shareholders from:
Net investment income                                                              (0.34)
                                                                               ----------

Net asset value, end of period                                                 $   39.76
                                                                               ==========

TOTAL RETURN (c)                                                                   33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $ 35,784
Ratios to average net assets:
Ratio of total expenses to average net assets                                       1.16% (d)
Ratio of net expenses to average net assets                                         0.70% (d)
Ratio of net investment income (loss) to average net assets                         1.84% (d)
Portfolio turnover rate (e)                                                           19%

(a) Inception date.
(b) Per share amount has been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Financial Highlights
For a Share outstanding throughout each period

First Trust ISE Global Wind Energy Index Fund

                                                                             For the Period
                                                             For the        June 16, 2008 (a)
                                                           Year Ended            through
                                                       September 30, 2009  September 30, 2008
                                                       ------------------- -------------------
Net asset value, beginning of period                        $  19.11           $   30.00
                                                            ----------         ----------
Income from investment operations:
Net investment income (loss)                                    0.14                0.01
Net realized and unrealized gain (loss)                        (2.88)             (10.90)
                                                            ----------         ----------
Total from investment operations                               (2.74)             (10.89)

Distributions paid to shareholders from:
Net investment income                                          (0.10)                 --
                                                            ----------         ----------

Net asset value, end of period                              $  16.27           $   19.11
                                                            ==========         ==========

TOTAL RETURN (b)                                              (14.26)%            (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $100,850          $  63,067
Ratios to average net assets:
Ratio of total expenses to average net assets                   0.95%               0.98% (c)
Ratio of net expenses to average net assets                     0.60%               0.60% (c)
Ratio of net investment income (loss) to average net assets     1.16%               0.24% (c)
Portfolio turnover rate (d)                                       30%                 13%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                Other Information

Continuous Offering

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(c) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the Prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

             First Trust Dow Jones Global Select Dividend Index Fund
       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
         First Trust ISE Global Engineering and Construction Index Fund
                  First Trust ISE Global Wind Energy Index Fund




For More Information

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.








First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675 SEC                                           File #: 333-143964
www.ftportfolios.com                                                  811-21944

                       STATEMENT OF ADDITIONAL INFORMATION


                    INVESTMENT COMPANY ACT FILE NO. 811-21944
                       FIRST TRUST EXCHANGE-TRADED FUND II

                                       FUND NAME                          TICKER SYMBOL    EXCHANGE
FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND                        FGD         NYSE Arca
FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND             FDD         NYSE Arca
FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND          FFR         NYSE Arca
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND                 FLM         NYSE Arca
FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND                                  FAN         NYSE Arca


                             DATED FEBRUARY 1, 2010


         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus dated February 1, 2010 (the "Prospectus") for each of the First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (previously known as First Trust DJ STOXX(R) Select Dividend 30 Index Fund), First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (previously known as First Trust FTSE EPRA/NAREIT Global Real Estate Index
Fund), First Trust ISE Global Engineering and Construction Index Fund and First Trust ISE Global Wind Energy Index Fund (each, a "Fund" and collectively, the "Funds"), each a series of the First Trust Exchange-Traded Fund II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Funds' Prospectus, unless otherwise noted. A copy of the Funds' Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.


                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................1

EXCHANGE LISTING AND TRADING..................................................3

INVESTMENT OBJECTIVES AND POLICIES............................................4

INVESTMENT STRATEGIES.........................................................5

SUBLICENSE AGREEMENTS........................................................16

INVESTMENT RISKS.............................................................17

MANAGEMENT OF THE FUNDS......................................................22

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................34

BROKERAGE ALLOCATIONS........................................................35

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
     ADDITIONAL SERVICE PROVIDER AND EXCHANGE................................38

ADDITIONAL INFORMATION.......................................................43

PROXY VOTING POLICIES AND PROCEDURES.........................................44

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................46

REGULAR HOLIDAYS.............................................................54

FEDERAL TAX MATTERS..........................................................60

DETERMINATION OF NAV.........................................................66

DIVIDENDS AND DISTRIBUTIONS..................................................68

MISCELLANEOUS INFORMATION....................................................68

FINANCIAL STATEMENTS.........................................................69


         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated September 30, 2009 was filed with the Securities and Exchange Commission ("SEC") on December 7, 2009. The financial statements from such Annual Report are incorporated herein by reference. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on July 20, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in six series, including the First Trust Dow Jones Global Select Dividend Index Fund (the "Select Dividend Index Fund"), First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (the "European Select Dividend Index Fund"), First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Developed Markets Real Estate Index Fund"), First Trust ISE Global Engineering and Construction Index Fund (the "Global Engineering and Construction Index Fund") and First Trust ISE Global Wind Energy Index Fund (the "Global Wind Energy Index Fund"), each a non-diversified series. Prior to January 30, 2009, the name of the European Select Dividend Index Fund was the First Trust DJ STOXX(R) Select Dividend 30 Index Fund. Prior to March 23, 2009, the name of the Developed Markets Real Estate Index Fund was the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund.

         This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

         The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

         The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

         The Funds are advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of each Fund are listed and trade on NYSE Arca, Inc., an affiliate of NYSE EuronextSM ("NYSE Arca"(R)). The Shares of each Fund will trade on NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares of a Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

         The Prospectus describes the investment objectives and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and collectively, the "Indices") or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in such Index. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

FUND                                                 INDEX
Select Dividend Index Fund                           Dow Jones Global Select Dividend IndexSM

European Select Dividend Index Fund                  Dow Jones STOXX(R) Select Dividend 30 Index

Developed Markets Real Estate Index Fund             FTSE EPRA/NAREIT Developed Index(1)

Global Engineering and Construction Index Fund       ISE Global Engineering and ConstructionTM Index

Global Wind Energy Index Fund                        ISE Global Wind EnergyTM Index
____________________

(1) Effective March 23, 2009, the name of the FTSE EPRA/NAREIT Global Real Estate Index was changed to the FTSE EPRA/NAREIT Developed Index. This name change had no effect on the index construction or methodology or the investment strategies or risks of the Developed Markets Real Estate Index Fund.

         The European Select Dividend Index Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the "Name Policy") whereby the European Select Dividend Index Fund, under normal market conditions, will invest at least 80% of its net assets in European securities. The Developed Markets Real Estate Index Fund has adopted the Name Policy whereby the Developed Markets Real Estate Index Fund, under normal market conditions, will invest at least 80% of its net assets in real estate securities. As a result of the Name Policy, each Fund must provide shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to any change of their Fund's Name Policy.

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities, and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Funds.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor, and the Helping Families Save Their Homes Act, enacted on May 20, 2009, extended this increased coverage amount through December 31, 2013. The maximum coverage limit will return to $100,000 per certificate of deposit on January 1, 2014, absent further legislation. Therefore, certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or higher by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is bought and sold during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Funds.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are non-fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENTS

         Each Fund relies on a product license agreement (each, a "Product License Agreement") by and between the provider of each Index (each, an "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Trust, on behalf of each Fund, a non-exclusive and non-transferable sublicense to use certain intellectual property of such Index Provider as set forth below, in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each Product License Agreement. Pursuant to each Product License Agreement, First Trust will pay each Index Provider an annual license fee in the amount set forth below. Under each Sublicense Agreement, each Fund will reimburse First Trust for its costs associated with the Product License Agreement.


             FUND                          INDEX                   INDEX PROVIDER                   ANNUAL LICENSE FEE
Select Dividend Index Fund      Dow Jones Global Select      Dow Jones & Company, Inc.    Greater of: (i) one quarter of 0.05% of
                                Dividend Index(SM)                                        the average net assets in the Fund (at any
                                                                                          quarter end) or (ii) 10% of the percentage
                                                                                          of Fund assets paid for Fund operating
                                                                                          expenses and management fees, including
                                                                                          12b-1 fees, administrative fees, and all
                                                                                          other asset-based costs of the Fund
                                                                                          (excluding brokerage costs), provided,
                                                                                          that, this fee does not exceed 0.08% of
                                                                                          the average net assets (at any quarter
                                                                                          end), and further, provided, that, the
                                                                                          minimum annual payment will be $25,000.


                                     - 16 -




European Select Dividend        Dow Jones STOXX(R) Select    STOXX Limited                0.06% of the average daily net assets of
Index Fund                      Dividend 30 Index                                         the Fund, assessed quarterly, provided
                                                                                          that, the minimum annual payment shall be
                                                                                          $75,000.


Developed Markets Real Estate   FTSE EPRA/NAREIT Developed   FTSE International Limited   0.12% of the average daily net assets of
Index Fund                      Markets Real Estate Index                                 the Fund.

Global Engineering and          ISE Global Engineering and   International Securities     0.10% of the average daily net assets of
Construction Index Fund         Construction(TM) Index       Exchange, LLC(R)             the Fund.


Global Wind Energy Index Fund   ISE Global Wind Energy(TM)   International Securities     0.10% of the average daily net assets of
                                Index                        Exchange, LLC(R)             the Fund


                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Liquidity Risk

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Non-U.S. Securities Risk

         An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Depositary Receipts Risk

         The Fund may hold securities of certain non-U.S. companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and the home country. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Passive Foreign Investment Companies Risk

         The Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Since 2008, securities markets have been significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The impact of the financial crisis on securities markets has proven to be significant and long-lasting and has had a substantial impact on the value of derivatives and their underlying assets. Furthermore, the war and political instability in certain regions of the world, such as the Middle East and Afghanistan, and terrorist attacks in the United States and around the world have resulted in market volatility, which may have long term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of similar events in the future on the U.S. economy and worldwide securities markets. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                             MANAGEMENT OF THE FUNDS

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                THE FIRST          OTHER
                                                    TERM OF OFFICE                              TRUST FUND         TRUSTEESHIPS
                                                    AND YEAR FIRST                              COMPLEX            OR
NAME, ADDRESS                 POSITION AND          ELECTED OR         PRINCIPAL OCCUPATIONS    OVERSEEN BY        DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED          DURING PAST 5 YEARS      TRUSTEE            HELD BY TRUSTEE

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             President,            o Indefinite       President, First Trust   61 Portfolios      Trustee of
120 East Liberty Drive,       Chairman of the         term             Advisors L.P. and                           Wheaton College
  Suite 400                   Board, Chief                             First Trust Portfolios
Wheaton, IL 60187             Executive Officer     o 2006             L.P.; Chairman of the
D.O.B.: 09/55                 and Trustee                              Board of Directors,
                                                                       BondWave LLC (Software
                                                                       Development
                                                                       Company/Investment
                                                                       Advisor) and
                                                                       Stonebridge Advisors
                                                                       LLC (Investment
                                                                       Advisor)


                                     - 22 -




                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                THE FIRST          OTHER
                                                    TERM OF OFFICE                              TRUST FUND         TRUSTEESHIPS
                                                    AND YEAR FIRST                              COMPLEX            OR
NAME, ADDRESS                 POSITION AND          ELECTED OR         PRINCIPAL OCCUPATIONS    OVERSEEN BY        DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED          DURING PAST 5 YEARS      TRUSTEE            HELD BY TRUSTEE

Independent Trustees
-----------------------------

Richard E. Erickson           Trustee               o Indefinite       Physician; President,    61 Portfolios      None
c/o First Trust Advisors                              term             Wheaton Orthopedics;
L.P.                                                                   Co-owner and
120 East Liberty Drive,                             o Since            Co-Director (January
  Suite 400                                           Inception        1996 to May 2007),
Wheaton, IL 60187                                                      Sports Med Center for
D.O.B.: 04/51                                                          Fitness; Limited
                                                                       Partner, Gundersen
                                                                       Real Estate Limited
                                                                       Partnership; Member,
                                                                       Sportsmed LLC

Thomas R. Kadlec              Trustee               o Indefinite       Senior Vice President    61 Portfolios      Director of
c/o First Trust Advisors                              term             and Chief Financial                         ADM Investor
L.P.                                                                   Officer (May 2007 to                        Services,
120 East Liberty Drive,                             o Since            Present), Vice                              Inc. and ADM
  Suite 400                                           Inception        President and Chief                         Investor
Wheaton, IL 60187                                                      Financial Officer                           Services
D.O.B.: 11/57                                                          (1990 to May 2007),                         International
                                                                       ADM Investor Services,
                                                                       Inc. (Futures
                                                                       Commission Merchant)

Robert F. Keith               Trustee               o Indefinite       President (2003 to       61 Portfolios      None
c/o First Trust Advisors                              term             Present), Hibs
L.P.                                                                   Enterprises (Financial
120 East Liberty Drive,                             o Since            and Management
  Suite 400                                           Inception        Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee               o Indefinite       President (June 2002     61 Portfolios      Director of
c/o First Trust Advisors                              term             to Present), Covenant                       Covenant
L.P.                                                                   College                                     Transport Inc.
120 East Liberty Drive,                             o Since
  Suite 400                                           Inception
Wheaton, IL 60187
D.O.B.: 03/54


Officers of the Trust
-----------------------------

Mark R. Bradley               Treasurer,            o Indefinite       Chief Financial          N/A                N/A
120 East Liberty Drive,       Controller, Chief       term             Officer, First Trust
  Suite 400                   Financial Officer                        Advisors L.P. and
Wheaton, IL 60187             and Chief             o Since            First Trust Portfolios
D.O.B.: 11/57                 Accounting Officer      Inception        L.P.; Chief Financial
                                                                       Officer, BondWave LLC
                                                                       (Software Development
                                                                       Company/Investment
                                                                       Advisor) and
                                                                       Stonebridge Advisors
                                                                       LLC (Investment
                                                                       Advisor)

Erin E. Chapman               Assistant             o Indefinite       Assistant General        N/A                N/A
120 East Liberty Drive,       Secretary               term             Counsel (October 2007
  Suite 400                                                            to Present), Associate
Wheaton, IL 60187                                   o 2009             Counsel (March 2006 to
D.O.B.: 08/76                                                          October 2007), First
                                                                       Trust Advisors L.P.
                                                                       and First Trust
                                                                       Portfolios L.P.;
                                                                       Associate (November
                                                                       2003 to March 2006),
                                                                       Doyle & Bolotin, Ltd.


                                     - 23 -




                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                THE FIRST          OTHER
                                                    TERM OF OFFICE                              TRUST FUND         TRUSTEESHIPS
                                                    AND YEAR FIRST                              COMPLEX            OR
NAME, ADDRESS                 POSITION AND          ELECTED OR         PRINCIPAL OCCUPATIONS    OVERSEEN BY        DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED          DURING PAST 5 YEARS      TRUSTEE            HELD BY TRUSTEE

James M. Dykas                Assistant             o Indefinite       Senior Vice President    N/A                N/A
120 East Liberty Drive,       Treasurer               term             (April 2007 to
  Suite 400                                                            Present), Vice
Wheaton, IL 60187                                   o Since            President (January
D.O.B.: 01/66                                         Inception        2005 to April 2007),
                                                                       First Trust Advisors
                                                                       L.P. and First Trust
                                                                       Portfolios L.P.

W. Scott Jardine              Secretary and         o Indefinite       General Counsel, First   N/A                N/A
120 East Liberty Drive,       Chief Compliance        term             Trust Advisors L.P.,
  Suite 400                   Officer                                  First Trust Portfolios
Wheaton, IL 60187                                   o Since            L.P. and BondWave LLC
D.O.B.: 05/60                                         Inception        (Software Development
                                                                       Company/Investment
                                                                       Advisor); Secretary of
                                                                       Stonebridge Advisors
                                                                       LLC (Investment Advisor)

Daniel J. Lindquist           Vice President        o Indefinite       Senior Vice President    N/A                N/A
120 East Liberty Drive,                               term             (September 2005 to
  Suite 400                                                            Present), Vice
Wheaton, IL 60187                                   o Since            President (April 2004
D.O.B.: 02/70                                         Inception        to September 2005),
                                                                       First Trust Advisors
                                                                       L.P. and First Trust
                                                                       Portfolios L.P.
Coleen D. Lynch               Assistant Vice                                                    N/A                N/A
120 East Liberty Drive,       President             o Indefinite       Assistant Vice
  Suite 400                                           term             President (January
Wheaton, IL 60187                                                      2008 to Present),
D.O.B.: 07/58                                       o 2008             First Trust Advisors
                                                                       L.P. and First Trust
                                                                       Portfolios L.P.; Vice
                                                                       President (May 1998 to
                                                                       January 2008),
                                                                       Van Kampen Asset
                                                                       Management and
                                                                       Morgan Stanley
                                                                       Investment Management

Kristi A. Maher               Assistant             o Indefinite       Deputy General Counsel   N/A                N/A
120 East Liberty Drive,       Secretary and           term             (May 2007 to Present),
  Suite 400                   Deputy Chief                             Assistant General
Wheaton, IL 60187             Compliance Officer    o Assistant        Counsel (March 2004 to
D.O.B.: 12/66                                         Secretary        May 2007), First Trust
                                                      since 2006       Advisors L.P. and First
                                                                       Trust Portfolios L.P.
                                                    o Deputy Chief
                                                      Compliance
                                                      Officer since
                                                      November 2009

Roger F. Testin               Vice President        o Indefinite       Senior Vice President,   N/A                N/A
120 East Liberty Drive,                               term             First Trust Advisors
  Suite 400                                                            L.P. and First Trust
Wheaton, IL 60187                                   o Since            Portfolios L.P.
D.O.B.: 06/66                                         Inception


                                     - 24 -




                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                THE FIRST          OTHER
                                                    TERM OF OFFICE                              TRUST FUND         TRUSTEESHIPS
                                                    AND YEAR FIRST                              COMPLEX            OR
NAME, ADDRESS                 POSITION AND          ELECTED OR         PRINCIPAL OCCUPATIONS    OVERSEEN BY        DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED          DURING PAST 5 YEARS      TRUSTEE            HELD BY TRUSTEE

Stan Ueland                   Vice President        o Indefinite       Vice President (August   N/A                N/A
120 East Liberty Drive,                               term             2005 to Present),
  Suite 400                                                            First Trust Advisors
Wheaton, IL 60187                                   o Since            L.P. and First Trust
D.O.B.: 11/70                                         Inception        Portfolios L.P; Vice
                                                                       President (May 2004 to
                                                                       August 2005), BondWave
                                                                       LLC (Software
                                                                       Development
                                                                       Company/Investment
                                                                       Advisor)
____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust, investment advisor of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board of Trustees known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board of Trustees in respect of the declaration and setting of dividends. Messrs. Bowen and Nielson are members of the Executive Committee. During the last fiscal year, the Executive Committee held four meetings.


         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders of the Funds. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board of Trustees or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.


         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

         The Audit Committee is responsible for overseeing the Fund" accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval by the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held six meetings.

         Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of First Defined Portfolio Fund, LLC, an open-end fund with eight portfolios, 13 closed-end funds and three exchange-traded funds consisting of 40 series (collectively, the "First Trust Fund Complex"). None of the Independent Trustees, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Roger Testin and Stan Ueland) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded funds and the open-end fund of the First Trust Fund Complex.

         Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.


         Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2010, Mr. Nielson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Kadlec is paid annual compensation of $5,000 to serve as the Chairman of the Audit Committee, Dr. Erickson is paid annual compensation of $2,500 to serve as Chairman of the Valuation Committee and Mr. Keith is paid annual compensation of $2,500 to serve as the Chairman of the Nominating and Governance Committee. The Chairmen and the Lead Trustee will serve for a two-year period, ending December 31, 2011, before rotating to serve as a Chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

         The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year ended September 30, 2009 and the calendar year ended December 31, 2009, respectively. The Trust has no retirement or pension plans. The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                                     TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                      TOTAL COMPENSATION FROM THE TRUST(1)       THE FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                                $10,064                                 $176,733
 Thomas R. Kadlec                                    $9,614                                 $168,750
 Robert F. Keith                                     $9,755                                 $171,250
 Niel B. Nielson                                     $9,749                                 $171,591
____________________

(1) The compensation paid by the Trust to the Independent Trustees for the fiscal year ended September 30, 2009 for services to the Funds of the Trust.


(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2009 for services to the eight portfolios of First Defined Portfolio Fund, LLC, an open-end fund, 14 closed-end funds and 40 series of the Trust, First Trust Exchange-Traded Fund and First Trust Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.



         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2009:

                                                                                AGGREGATE DOLLAR RANGE OF
                                               DOLLAR RANGE OF                     EQUITY SECURITIES IN
                                              EQUITY SECURITIES            ALL REGISTERED INVESTMENT COMPANIES
                                                 IN THE FUNDS             OVERSEEN BY TRUSTEE IN THE FIRST TRUST
    TRUSTEE                                (NUMBER OF SHARES HELD)                     FUND COMPLEX
    Interested Trustee
    James A. Bowen                                   None                            Over $100,000

    Independent Trustees
    Richard E. Erickson                   $10,001 - $50,000 (1,050)                  Over $100,000
    Thomas R. Kadlec                                 None                            Over $100,000
    Robert F. Keith                                  None                            Over $100,000
    Niel B. Nielson                                  None                            $50,001 - $100,000

         As of December 31, 2009, the Independent Trustees of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

         As of December 31, 2009, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         The table set forth below shows the percentage ownership of each shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) who, as of December 31, 2009, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of the Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A party that controls a Fund may be able to significantly influence the outcome of any item presented to shareholders for approval.

         Information as to beneficial ownership is based on the securities position listing reports as of December 31, 2009. The Funds do not have any knowledge of who the ultimate beneficiaries are of the Shares.

------------------------------------------------------------- --------------------------- --------------------------
                                                                                            % OUTSTANDING SHARES
            NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES BENEFICIALLY OWNED      BENEFICIALLY OWNED
------------------------------------------------------------- --------------------------- --------------------------
Select Dividend Index Fund
------------------------------------------------------------- --------------------------- --------------------------
First Clearing, LLC                                                    350,609                     19.48%
One North Jefferson Street
St. Louis, MO 63103
------------------------------------------------------------- --------------------------- --------------------------
Citigroup Global Markets Inc.
111 Wall Street                                                        225,947                     12.55%
New York, NY 100051
------------------------------------------------------------- --------------------------- --------------------------
Union Bank of California, N.A.
400 California Street, 13th Floor                                      194,625                     10.81%
San Francisco, CA 94104
------------------------------------------------------------- --------------------------- --------------------------
Morgan Stanley DW Inc.
1585 Broadway                                                          147,372                      8.19%
New York, NY  10036-8293
------------------------------------------------------------- --------------------------- --------------------------
Pershing LLC
1 Pershing Plaza                                                       146,129                      8.12%
Jersey City, NJ 07399
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce Fenner & Smith Safekeeping
101 Hudson Street, 8th Floor                                           110,059                      6.11%
Jersey City, NJ 07302
------------------------------------------------------------- --------------------------- --------------------------
National Financial Services LLC
200 Liberty Street                                                     107,683                      5.98%
New York, NY 10281
------------------------------------------------------------- --------------------------- --------------------------

European Select Dividend Index Fund
------------------------------------------------------------- --------------------------- --------------------------
Scotia Capital Inc./CDS                                                172,327                     28.56%
1 Liberty Plaza
165 Broadway
New York, NY  10006
------------------------------------------------------------- --------------------------- --------------------------
Bear, Stearns Securities Corp.
85 Broad Street                                                         73,857                     12.24%
New York, NY  10004
------------------------------------------------------------- --------------------------- --------------------------


                                     - 28 -




------------------------------------------------------------- --------------------------- --------------------------
                                                                                            % OUTSTANDING SHARES
            NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES BENEFICIALLY OWNED      BENEFICIALLY OWNED
------------------------------------------------------------- --------------------------- --------------------------
Citigroup Global Markets Inc.
111 Wall Street                                                         45,977                      7.62%
New York, NY 100051
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce, Fenner & Smith Inc.
One Bryant Park                                                         43,694                      7.24%
New York, NY 10036
------------------------------------------------------------- --------------------------- --------------------------
American Enterprise Investment Services Inc.
2178 AXP Financial Center                                               40,608                      6.73%
Minneapolis, MN 55474
------------------------------------------------------------- --------------------------- --------------------------
National Financial Services LLC
200 Liberty Street                                                      34,618                      5.74%
New York, NY 10281
------------------------------------------------------------- --------------------------- --------------------------

Developed Markets Real Estate Index Fund
------------------------------------------------------------- --------------------------- --------------------------
Citigroup Global Markets Inc.                                           93,257                     14.35%
111 Wall Street
New York, NY 100051
------------------------------------------------------------- --------------------------- --------------------------
First Clearing, LLC
One North Jefferson Street                                              81,532                     12.54%
St. Louis, MO 63103
------------------------------------------------------------- --------------------------- --------------------------
Charles Schwab & Co., Inc.
211 Main Street                                                         79,528                     12.24%
San Francisco, CA 94105
------------------------------------------------------------- --------------------------- --------------------------
Raymond James & Associates, Inc.
880 Carilion Parkway
P.O. Box 12749                                                          76,438                     11.76%
St. Petersburg, FL 33716
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce Fenner & Smith Safekeeping
101 Hudson Street, 8th Floor                                            35,978                      5.54%
Jersey City, NJ 07302
------------------------------------------------------------- --------------------------- --------------------------

Global Engineering and Construction Index Fund
------------------------------------------------------------- --------------------------- --------------------------
National Financial Services LLC                                        127,987                     13.47%
200 Liberty Street
New York, NY 10281
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce Fenner & Smith Safekeeping
101 Hudson Street, 8th Floor                                           124,091                     13.06%
Jersey City, NJ 07302
------------------------------------------------------------- --------------------------- --------------------------
Bear, Stearns Securities Corp.
85 Broad Street                                                         94,894                      9.99%
New York, NY  10004
------------------------------------------------------------- --------------------------- --------------------------


                                     - 29 -




------------------------------------------------------------- --------------------------- --------------------------
                                                                                            % OUTSTANDING SHARES
            NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES BENEFICIALLY OWNED      BENEFICIALLY OWNED
------------------------------------------------------------- --------------------------- --------------------------
Goldman, Sachs & Co.
85 Broad Street                                                         88,259                      9.29%
New York, NY 10004
------------------------------------------------------------- --------------------------- --------------------------
Citigroup Global Markets Inc.
111 Wall Street                                                         88,063                      9.27%
New York, NY 100051
------------------------------------------------------------- --------------------------- --------------------------
First Clearing, LLC
One North Jefferson Street                                              84,737                      8.92%
St. Louis, MO 63103
------------------------------------------------------------- --------------------------- --------------------------

Global Wind Energy Index Fund
------------------------------------------------------------- --------------------------- --------------------------
National Financial Services LLC                                        687,887                     10.75%
200 Liberty Street
New York, NY 10281
------------------------------------------------------------- --------------------------- --------------------------
Charles Schwab & Co., Inc.
211 Main Street                                                        635,399                      9.93%
San Francisco, CA 94105
------------------------------------------------------------- --------------------------- --------------------------
First Clearing, LLC
One North Jefferson Street                                             596,543                      9.32%
St. Louis, MO 63103
------------------------------------------------------------- --------------------------- --------------------------
Citigroup Global Markets Inc.
111 Wall Street                                                        519,553                      8.12%
New York, NY 100051
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce Fenner & Smith Safekeeping
101 Hudson Street, 8th Floor                                           427,336                      6.68%
Jersey City, NJ 07302
------------------------------------------------------------- --------------------------- --------------------------
Merrill Lynch, Pierce, Fenner & Smith Inc.
One Bryant Park                                                        389,047                      6.08%
New York, NY 10036
------------------------------------------------------------- --------------------------- --------------------------

         Investment Advisor. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

         First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses that are both unusual in nature and infrequent in their occurrence. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the Annual Expense Cap amounts set forth below until January 31, 2011. Expenses borne by First Trust are subject to reimbursement by a Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding its Expense Cap.

            FUND                                    ANNUAL EXPENSE CAP            EXPENSE CAP TERMINATION DATE
Select Dividend Index Fund                  0.60% of average daily net assets          January 31, 2011

European Select Dividend Index Fund         0.60% of average daily net assets          January 31, 2011

Developed Markets Real Estate Index         0.60% of average daily net assets          January 31, 2011
Fund

Global Engineering and Construction         0.70% of average daily net assets          January 31, 2011
Index Fund

Global Wind Energy Index Fund               0.60% of average daily net assets          January 31, 2011

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified periods.

                              AMOUNT OF MANAGEMENT FEES (NET OF FEE
                           WAIVERS AND EXPENSE REIMBURSEMENTS BY FIRST        AMOUNT OF FEES WAIVED AND EXPENSES
                                             TRUST)                               REIMBURSED BY FIRST TRUST

                             (FOR THE        (FOR THE       (FOR THE        (FOR THE       (FOR THE        (FOR THE
                           PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
          FUND               9/30/07)        9/30/08)       9/30/09)        9/30/07)       9/30/08)        9/30/09)

Select Dividend Index           N/A             $0             $0             N/A          $115,736        $114,202
Fund

European Select Dividend        $0              $0             $0           $52,139        $186,036        $146,295
Index Fund

Developed Markets Real          $0              $0             $0           $48,855        $123,776        $116,416
Estate Index Fund

Global Engineering and          N/A            N/A             $0             N/A             N/A          $81,714
Construction Index Fund

Global Wind Energy Index        N/A           $4,493         $31,959          N/A           $67,700        $237,567
Fund

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President
                                                                                     (September 2005 to Present),
                                                                                     Vice President (April 2004 to
                                                                                     September 2005), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.


                                     - 32 -




                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Stan Ueland                     Vice President              Since 2005               Vice President (August 2005 to
                                                                                     Present), First Trust Advisors
                                                                                     L.P. and First Trust
                                                                                     Portfolios L.P.; Vice
                                                                                     President (May 2004 to August
                                                                                     2005), BondWave LLC (Software
                                                                                     Development Company/Investment Advisor)

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each of the exchange-traded funds advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of a Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles (other than the series of the Trust) with the number of accounts and assets, as of the year ended September 30, 2009, set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                         REGISTERED INVESTMENT          OTHER POOLED
                                               COMPANIES             INVESTMENT VEHICLES
                                          NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS      OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                   ($ ASSETS)                 ($ ASSETS)            ACCOUNTS ($ ASSETS)

Robert F. Carey                           54 ($6,054,367,697)         6 ($390,410,477)         4,329 ($919,563,843)

Roger F. Testin                           54 ($6,054,367,697)         6 ($390,410,477)         4,329 ($919,563,843)

Jon C. Erickson                           54 ($6,054,367,697)         6 ($390,410,477)         4,329 ($919,563,843)

David G. McGarel                          54 ($6,054,367,697)         6 ($390,410,477)         4,329 ($919,563,843)

Daniel J. Lindquist                       54 ($6,054,367,697)              0 ($0)              4,329 ($919,563,843)

Stan Ueland                                34 (1,770,752,386               0 ($0)                     0 ($0)
____________________

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment

Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.


                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

         Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS


         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified periods. The commissions paid by the European Select Dividend Index Fund and the Developed Markets Real Estate Index Fund were less in 2007 due the fact that the fiscal year ended September 30, 2007 was a shortened fiscal period in that these Funds commenced operations on August 27, 2007. The commissions paid by the European Select Dividend Index Fund in 2008 were primarily caused by increased securities sales due to higher market volatility during the fiscal year ended September 30, 2008. The commissions paid by the Global Engineering and Construction Index Fund and Global Wind Energy Fund were less in 2008 due to the fact the fiscal year ended September 30, 2008 was a shortened fiscal period in that these Funds commenced operations on October 13, 2008 and June 16, 2008, respectively.

                                                                     AGGREGATE AMOUNT OF
                                                                    BROKERAGE COMMISSIONS

                                      (FOR THE FISCAL PERIOD      (FOR THE FISCAL YEAR          (FOR THE FISCAL YEAR
                                              ENDED                         ENDED                         ENDED
              FUND                     SEPTEMBER 30, 2007)           SEPTEMBER 30, 2008)           SEPTEMBER 30, 2009)

Select Dividend Index Fund                     N/A                         $3,697                        $4,622

European Select Dividend Index                 $163                       $11,260                        $5,176
Fund

Developed Markets Real Estate                  $235                          $808                        $2,085
Index Fund

Global Engineering and                         N/A                            N/A                        $3,643
Construction Index Fund

Global Wind Energy Index Fund                  N/A                        $10,149                       $29,631

         Administrator. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the aggregate amount paid by each Fund to BONY under the Fund Administration and Accounting Agreement for the specified periods.

                                                            AGGREGATE AMOUNT PAID TO ADMINISTRATOR

                                      (FOR THE PERIOD ENDED         (FOR THE PERIOD ENDED         (FOR THE PERIOD ENDED
              FUND                     SEPTEMBER 30, 2007)           SEPTEMBER 30, 2008)           SEPTEMBER 30, 2009)

Select Dividend Index Fund                     N/A                         $13,765                       $19,025

European Select Dividend Index                $137                         $12,104                       $11,387
Fund

Developed Markets Real Estate                 $223                         $26,672                       $40,316
Index Fund

Global Engineering and                         N/A                           N/A                         $19,215
Construction Index Fund

Global Wind Energy Index Fund                  N/A                         $11,525                       $43,997

         The Trust, on behalf of the Funds, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


      CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
              PROVIDERS, ADDITIONAL SERVICE PROVIDERS AND EXCHANGE

         Custodian, Transfer Agent and Accounting Agent. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets which may be held through U.S. and non-U.S. sub-custodians and depositories. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Funds. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Advisor's available resources to make these payments include profits from advisory fees received from the Funds. The services the Advisor may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

         For the fiscal years ended September 30, 2007, 2008 and 2009, there were no underwriting commissions with respect to the sale of Fund Shares, and First Trust Portfolios did not receive compensation on redemptions for the Funds for those periods.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% their average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by a Fund, and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before January 31, 2011.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor shall enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund Shares. Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Providers. The Index Providers are not affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and between the Trust, on behalf of each Fund, and First Trust which in turn has a license agreement with each Index Provider.

Select Dividend Index Fund Disclaimer.

         The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones Global Select Dividend IndexSM, which is determined, composed and calculated by Dow Jones without regard to First Trust or the Fund. Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones Global Select Dividend IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTION THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

         The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

European Select Dividend Index Fund Disclaimer.

         "STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of STOXX and Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. The European Select Dividend Index Fund is not sponsored, endorsed, sold or promoted by Stoxx or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the European Select Dividend Index Fund or any member of the public regarding the advisability of trading in the European Select Dividend Index Fund. STOXX's only relationship to First Trust and the European Select Dividend Index Fund is the licensing of certain trademarks and trade names of STOXX, Dow Jones and the Dow Jones STOXX(R) Select Dividend 30 Index which is determined, composed and calculated by STOXX without regard to First Trust or the European Select Dividend Index Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the European Select Dividend Index Fund or the owners of the European Select Dividend Index Fund into consideration in determining composing or calculating the Dow Jones STOXX(R) Select Dividend 30 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the European Select Dividend Index Fund to be listed or in the determination or calculation of the equation by which the European Select Dividend Index Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the European Select Dividend Index Fund.

         NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE FUND.

Developed Markets Real Estate Index Fund Disclaimer.

         The Shares of the Developed Markets Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Developed Index stands at any particular time on any particular day or otherwise. The Developed Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

         FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.

Global Engineering and Construction Index Fund and Global Wind
      Energy Index Fund Disclaimer.

         The Fund is not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC(R) ("ISE"). ISE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. ISE's only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Index which are determined, composed and calculated by ISE without regard to First Trust or the Fund. ISE has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

         Additional Service Providers. First Trust, on behalf of the Select Dividend Index Fund, European Select Dividend Index Fund and Developed Markets Real Estate Index Fund, has engaged Telekurs (USA), Inc. or its designee ("Telekurs"), River Bend Center, One Omega Drive, Building 3, Stamford, Connecticut 06907, to calculate the intra-day values for the Shares of the Funds. The Funds will reimburse First Trust for some or all of the fees paid to Telekurs.

         First Trust, on behalf of Global Engineering and Construction Index Fund and Global Wind Energy Index Fund, has engaged Archipelago Holdings, Inc.

("Archipelago"), 100 South Wacker Driver, Suite 1800, Chicago, Illinois 60606, on behalf of the Fund, pursuant to which Archipelago or its designee will be responsible for calculating the intra-day portfolio values for the Fund's Shares. The Fund will reimburse First Trust for some or all of the fees paid to Archipelago.

         Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Funds in connection with the Funds is that NYSE Arca lists the Shares of the Funds and disseminates the intra-day portfolio values that are calculated by Telekurs or Archipelago pursuant to its listing agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.


                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values of each Fund's Shares, Telekurs or Archipelago shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) that it deems to be most appropriate.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available upon request and without charge on the Funds' website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE Arca is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Codes of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Funds may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Funds.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by First Trust with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Funds, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below), and have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available, which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         For non-U.S. Securities, Deposit Securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below). If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement (as described below). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders. In order to redeem Creation Units of the Funds, an Authorized Participant must submit an order to redeem for one or more Creation Units. All such orders must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) in order to receive that day's closing NAV per share. Orders must be placed in proper form by or through an Authorized Participant, which is a DTC Participant, i.e., a subcustodian of the Trust. Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Funds or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an AP in the event that the Funds permit or requires the substitution of an amount of cash to be added to the Cash Component

(if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

         In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an Additional Cash Deposit with respect undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S.

dollars in immediately available funds having a value (marked to market daily) at least equal to 115% which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Funds if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Funds or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $500 for the European Select Dividend Index Fund, $4,000 for the Developed Markets Real Estate Index Fund and $1,000 for the Select Dividend Index Fund, the Global Engineering and Construction Index Fund and the Global Wind Energy Index Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Funds' portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Funds' portfolio is adjusted to conform to changes in the composition of the Index. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

         Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund Shares may be redeemed for cash at the discretion of First Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $500 for the European Select Dividend Index Fund, $4,000 for the Developed Markets Real Estate Index Fund and $1,000 for the Select Dividend Index Fund, the Global Engineering and Construction Index Fund and the Global Wind Energy Index Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of the Index. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BONY (in its capacity as transfer agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BONY; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         Generally, under the 1940 Act, a Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered is redemption. However, because the settlement of redemptions of Fund Shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, a Fund's redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal foreign local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 12 calendar days following tender of a Creation Unit Aggregation. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BONY and marked to market daily, and that the fees of BONY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by BONY according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BONY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BONY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BONY on such Transmittal Date. If, however, a redemption order is submitted to BONY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BONY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

         Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

         Because the Portfolio Securities of the Funds may trade on the relevant exchange(s) on days that the listing exchange for a Fund is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase and sell shares of such Fund on the listing exchange for a Fund, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.


                                REGULAR HOLIDAYS

         A Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


         The dates of the regular holidays affecting the relevant securities markets from February 1, 2010 through February 1, 2011 of the below-listed countries are as follows:


ARGENTINA
March 24                         June 21                        December 8
April 1                          July 9                         January 1
April 2                          August 16
May 1                            October 11
May 25                           November 6

AUSTRALIA
April 2                          June 14                        January 1
April 5                          December 27                    January 26
April 26                         December 28

AUSTRIA
April 2                          October 26                     December 31
April 5                          November 1                     January 1
May 13                           December 8                     January 6
May 24                           December 24
June 3                           December 25

BELGIUM
April 2                          April 5                        January 1

BRAZIL
February 15                      July 9                         December 31
February 16                      September 7                    January 1
April 2                          October 12                     January 25
April 21                         November 2
June 3                           December 24

CANADA
February 15                      August 2                       December 28
April 2                          September 6                    January 1
May 24                           October 11
July 1                           December 27

CHILE
April 2                          July 16                        December 8
May 21                           October 11                     December 31
June 28                          November 1                     January 1

CHINA
February 15                      May 3                          September 24
February 16                      June 14                        October 1
February 17                      June 15                        October 4
February 18                      June 16                        October 5
February 19                      September 22                   October 6
April 5                          September 23                   October 7

DENMARK
April 1                          May 13                         December 31
April 2                          May 14                         January 1
April 5                          June 24
April 30                         December 24

FINLAND
April 2                          December 6                     January 1
April 5                          December 24                    January 6
May 13                           December 31
June 25

FRANCE
April 2                          April 5                        January 1

GERMANY
April 10                         December 24                    December 31
April 13                         December 25                    January 1
May 1                            December 26

GREECE
February 15                      May 5                          January 1
March 25                         May 24                         January 6
April 2                          October 28
April 5                          December 24

HONG KONG
February 15                      April 6                        December 27
February 16                      May 21                         January 1
April 2                          June 16                        October 1
April 5                          September 23
INDIA
February 12                      April 14                       December 17
March 1                          September 10                   January 1
March 24                         November 5                     January 26
April 2                          November 17

IRELAND
April 2                          June 7                         December 28
April 5                          December 27                    January 1
May 3

ISRAEL
February 28                      May 19                         September 18
March 30                         September 9                    October 1
April 19                         September 10                   October 29

ITALY
April 2                          December 24                    January 1
April 5                          December 31                    January 6

JAPAN
February 11                      July 19                        December 23
March 21                         September 20                   December 31
April 29                         September 23                   January 1
May 3                            October 11                     January 2
May 4                            November 3                     January 3
May 5                            November 23                    January 10

MALAYSIA
February 1                       June 5                         November 5
February 14                      August 31                      November 17
February 26                      September 10                   December 7
May 28                           September 16                   January 1

MEXICO
February 1                       May 1                          December 12
March 15                         September 16                   December 25
April 1                          November 2                     January 1
April 2                          November 15

NEW ZEALAND
April 2                          June 7                         December 28
April 5                          October 25                     January 1
April 25                         December 27

NETHERLANDS
April 2                          April 5                        January 1

NORWAY
April 1                          May 17                         January 1
April 2                          May 24
April 5                          December 24
May 13                           December 31

PORTUGAL
April 2                          April 5                        January 1

SINGAPORE
February 15                      May 28                         November 5
April 2                          August 9                       November 17
May 1                            September 10                   January 1

SOUTH AFRICA
March 22                         May 1                          December 16
April 2                          June 16                        December 27
April 5                          August 24                      January 1
April 27                         September 24

SOUTH KOREA
March 1                          July 17                        January 1
May 5                            August 15                      January 2
June 6                           October 3

SPAIN
April 2                          December 24                    January 1
April 5                          December 31

SWEDEN
April 2                          May 24                         January 1
April 5                          December 24                    January 6
May 13                           December 31

SWITZERLAND
April 2                          May 21                         January 1
April 5                          June 1
May 13                           December 25

TAIWAN
February 28                      June 16                        January 1
April 5                          September 22                   January 11
May 1

THAILAND
March 21                         May 5                          December 6
April 6                          May 28                         December 10
April 13                         July 1                         December 31
April 14                         July 7                         January 1
April 15                         August 12
May 3                            October 25

UNITED KINGDOM
April 2                          May 31                         December 27
April 5                          August 30                      January 1
May 3                            December 27

UNITED STATES
February 15                      July 5                         December 24
April 2                          September 6                    January 1
May 31                           November 25                    January 18



                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, each Funds generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of a Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by a Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by a Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of a Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         A Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If a Fund holds an equity interest in any PFICs, which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2010.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:


                   (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.


                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:


                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.


                   (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.


         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.


         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         Valuing the Funds' investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

         Because foreign markets may be open on different days than the days during which a shareholder may purchase the Shares of a Fund, the value of a Fund's investments may change on the days when shareholders are not able to purchase the Shares of a Fund.

         The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its respective Index.

         A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income of the Select Dividend Index Fund and European Select Dividend Index Fund, if any, are declared and paid quarterly. Dividends from net investment income of the Developed Markets Real Estate Index Fund, the Global Wind Energy Index Fund and the Global Engineering and Construction Index Fund, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of a Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated September 30, 2009, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.